VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

cap
Par
(000's) Value
FLOATING RATE NOTES : 98.7%
Australia : 10.1%
Australia & New Zealand
Banking Group Ltd. 144A
5.93% (SOFR+0.56%),
03/18/26 $ 11,365 $ 11,381,706
6.01% (SOFR+0.64%),
10/03/25 3,275 3,285,551
6.05% (SOFR+0.68%),
07/16/27 500 500,941
6.12% (SOFR+0.75%),
07/03/25 4,710 4,730,020
6.18% (SOFR+0.81%),
01/18/27 † 20,723 20,836,643
Commonwealth Bank of
Australia 144A
5.77% (SOFR+0.40%),
07/07/25 7,511 7,512,333
5.89% (SOFR+0.52%),
06/15/26 4,554 4,554,523
6.00% (SOFR+0.63%),
09/12/25 † 3,007 3,016,852
6.11% (SOFR+0.74%),
03/14/25 3,550 3,560,481
6.12% (SOFR+0.75%),
03/13/26 † 4,550 4,571,631
6.34% (SOFR+0.97%),
03/14/27 10,201 10,296,958
Macquarie Bank Ltd. 144A
6.57% (SOFR+1.20%),
12/07/26 3,300 3,337,808
6.61% (SOFR+1.24%),
06/15/26 2,750 2,778,828
6.68% (SOFR+1.31%),
03/21/25 2,475 2,490,943
Macquarie Group Ltd. 144A
6.08% (SOFR+0.71%),
10/14/25 2,095 2,095,441
6.29% (SOFR+0.92%),
09/23/27 11,575 11,613,023
National Australia Bank Ltd.
144A
5.92% (SOFR+0.55%),
01/29/26 2,400 2,403,597
5.99% (SOFR+0.62%),
06/11/27 † 24,700 24,722,443
6.02% (SOFR+0.65%),
12/10/25 3,292 3,306,281
6.02% (SOFR+0.65%),
01/12/27 14,425 14,444,686
6.12% (SOFR+0.76%),
05/13/25 3,175 3,183,449
6.23% (SOFR+0.86%),
06/09/25 2,425 2,435,735
Westpac Banking Corp.
5.79% (SOFR+0.42%),
04/16/26 6,825 6,821,490
5.89% (SOFR+0.52%),
06/03/26 2,751 2,753,951
Par
(000’s) Value
Australia (continued)
6.08% (SOFR+0.72%),
11/17/25 $ 2,567 $ 2,579,188
6.18% (SOFR+0.81%),
04/16/29 21,775 21,858,986
6.37% (SOFR+1.00%),
08/26/25 2,740 2,757,638
Westpac Banking Corp. 144A
5.92% (SOFR+0.55%),
01/29/26 2,750 2,754,585
186,585,711
Canada : 7.0%
Bank of Montreal
5.99% (SOFR Compound
Index+0.62%), 09/15/26 3,675 3,679,836
6.13% (SOFR Compound
Index+0.76%), 06/04/27 † 13,125 13,126,710
6.32% (SOFR Compound
Index+0.95%), 09/25/25 1,500 1,509,743
6.43% (SOFR Compound
Index+1.06%), 06/07/25 1,462 1,469,862
6.53% (SOFR Compound
Index+1.16%), 12/11/26 3,202 3,239,857
6.70% (SOFR Compound
Index+1.33%), 06/05/26 3,675 3,723,126
Bank of Nova Scotia
5.91% (SOFR Compound
Index+0.55%), 03/02/26 2,750 2,747,841
5.98% (SOFR+0.61%),
09/15/26 2,639 2,637,314
6.15% (SOFR Compound
Index+0.78%), 06/04/27 11,650 11,645,434
6.27% (SOFR Compound
Index+0.90%), 04/11/25 1,840 1,847,307
6.46% (SOFR Compound
Index+1.09%), 06/12/25 2,117 2,129,585
6.47% (SOFR Compound
Index+1.08%), 08/01/29 8,650 8,660,775
Canadian Imperial Bank of
Commerce
6.31% (SOFR Compound
Index+0.94%), 04/07/25 3,391 3,401,585
6.59% (SOFR+1.22%),
10/02/26 3,225 3,257,758
Royal Bank of Canada
5.89% (SOFR Compound
Index+0.53%), 01/20/26 1,592 1,592,642
5.94% (SOFR Compound
Index+0.57%), 04/27/26 2,750 2,749,513
5.95% (SOFR Compound
Index+0.59%), 11/02/26 3,200 3,199,659
6.08% (SOFR Compound
Index+0.71%), 01/21/27 8,745 8,762,546
6.21% (SOFR Compound
Index+0.84%), 04/14/25 2,020 2,027,917
6.32% (SOFR Compound
Index+0.95%), 01/19/27 14,550 14,663,655
6.45% (SOFR Compound
Index+1.08%), 01/12/26 1,500 1,513,243

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
6.45% (SOFR Compound
Index+1.08%), 07/20/26 $ 3,195 $ 3,224,529
Toronto-Dominion Bank
5.85% (SOFR+0.48%),
10/10/25 2,600 2,602,676
5.96% (SOFR+0.59%),
09/10/26 2,750 2,751,391
6.10% (SOFR+0.73%),
04/05/27 † 14,525 14,556,301
6.39% (SOFR+1.02%),
06/06/25 1,850 1,860,428
6.45% (SOFR+1.08%),
07/17/26 4,100 4,141,890
TransCanada PipeLines Ltd.
6.89% (SOFR Compound
Index+1.52%), 03/09/26 3,675 3,677,373
130,400,496
Finland : 0.9%
Nordea Bank Abp 144A
6.11% (SOFR+0.74%),
03/19/27 14,500 14,559,163
6.33% (SOFR+0.96%),
06/06/25 1,500 1,507,958
16,067,121
France : 3.4%
Banque Federative du Credit
Mutuel SA 144A
5.77% (SOFR Compound
Index+0.41%), 02/04/25 3,000 3,000,379
6.50% (SOFR+1.13%),
01/23/27 8,750 8,824,529
6.77% (SOFR Compound
Index+1.40%), 07/13/26 3,205 3,249,489
BPCE SA 144A
6.33% (SOFR+0.96%),
09/25/25 2,375 2,389,056
7.35% (SOFR Compound
Index+1.98%), 10/19/27 8,750 8,926,798
Credit Agricole SA 144A
6.24% (SOFR+0.87%),
03/11/27 17,450 17,478,470
6.66% (SOFR+1.29%),
07/05/26 4,550 4,603,266
Societe Generale SA 144A
6.42% (SOFR+1.05%),
01/21/26 3,905 3,910,643
7.03% (SOFR+1.66%),
01/19/28 10,185 10,286,385
62,669,015
Japan : 3.3%
Mitsubishi UFJ Financial
Group, Inc.
6.30% (SOFR+0.94%),
02/20/26 6,736 6,754,248
6.75% (SOFR+1.39%),
09/12/25 1,956 1,958,649
6.81% (SOFR+1.44%),
04/17/26 1,550 1,560,460
Mizuho Financial Group, Inc.
Par
(000’s) Value
Japan (continued)
6.32% (SOFR+0.96%),
05/22/26 $ 6,850 $ 6,878,512
Nomura Holdings, Inc.
6.62% (SOFR+1.25%),
07/02/27 14,600 14,712,240
Sumitomo Mitsui Financial
Group, Inc.
6.25% (SOFR+0.88%),
01/14/27 16,800 16,907,310
6.67% (SOFR+1.30%),
07/13/26 2,200 2,233,851
6.80% (SOFR+1.43%),
01/13/26 724 734,072
Sumitomo Mitsui Trust Bank
Ltd. 144A
6.49% (SOFR+1.12%),
03/09/26 † 4,575 4,619,869
6.52% (SOFR+1.15%),
09/14/26 4,575 4,631,540
60,990,751
Netherlands : 2.5%
ABN AMRO Bank NV 144A
7.15% (SOFR Compound
Index+1.78%), 09/18/27 14,565 14,805,613
ING Groep NV
6.38% (SOFR Compound
Index+1.01%), 04/01/27 4,715 4,729,019
6.93% (SOFR+1.56%),
09/11/27 21,300 21,620,592
7.01% (SOFR Compound
Index+1.64%), 03/28/26 4,560 4,592,532
45,747,756
New Zealand : 0.6%
Bank of New Zealand 144A
6.18% (SOFR+0.81%),
01/27/27 11,700 11,720,272
Underline
Singapore : 0.7%
DBS Group Holdings Ltd.
144A
5.98% (SOFR+0.61%),
09/12/25 3,950 3,958,625
Pepsico Singapore Financing
I Pte Ltd.
5.92% (SOFR Compound
Index+0.56%), 02/16/27 7,425 7,453,051
United Overseas Bank Ltd.
144A
6.07% (SOFR Compound
Index+0.70%), 04/07/25 1,875 1,878,679
13,290,355
South Korea : 0.9%
Korea National Oil Corp.
144A
6.20% (SOFR+0.83%),
04/03/27 8,750 8,796,104
6.44% (SOFR+1.08%),
11/14/26 4,550 4,619,665
Shinhan Bank Co. Ltd. 144A

Par
(000’s) Value
South Korea (continued)
7.24% (Term SOFR USD 3
Month+1.96%), 04/24/25 $ 2,650 $ 2,675,394
16,091,163
Spain : 0.6%
Banco Santander SA
6.75% (SOFR+1.38%),
03/14/28 11,675 11,759,152
Underline
Sweden : 2.0%
Skandinaviska Enskilda
Banken AB 144A
6.26% (SOFR+0.89%),
03/05/27 10,225 10,300,468
6.33% (SOFR+0.96%),
06/09/25 2,125 2,136,221
Svenska Handelsbanken AB
144A
6.03% (SOFR+0.66%),
05/28/27 11,650 11,674,441
6.28% (SOFR+0.91%),
06/10/25 1,850 1,859,933
6.62% (SOFR+1.25%),
06/15/26 4,559 4,623,115
Swedbank AB 144A
6.28% (SOFR Compound
Index+0.91%), 04/04/25 2,125 2,132,192
6.75% (SOFR Compound
Index+1.38%), 06/15/26 3,675 3,731,877
36,458,247
Switzerland : 0.3%
UBS Group AG 144A
6.94% (SOFR+1.58%),
05/12/26 5,469 5,510,733
Underline
United Kingdom : 9.9%
ANZ New Zealand Int'l Ltd.
144A
5.96% (SOFR+0.60%),
02/18/25 2,000 2,002,898
Barclays Plc
6.86% (SOFR+1.49%),
03/12/28 19,375 19,593,133
7.25% (SOFR+1.88%),
09/13/27 3,995 4,075,183
HSBC Holdings Plc
6.80% (SOFR+1.43%),
03/10/26 2,250 2,264,726
6.93% (SOFR+1.57%),
08/14/27 20,355 20,682,381
6.98% (Term SOFR USD 3
Month+1.64%), 09/12/26 9,042 9,147,222
Lloyds Banking Group Plc
6.92% (SOFR Compound
Index+1.56%), 08/07/27 18,800 19,082,464
6.95% (SOFR Compound
Index+1.58%), 01/05/28 4,450 4,512,258
Nationwide Building Society
144A
6.65% (SOFR+1.29%),
02/16/28 8,775 8,859,050
Par
(000’s) Value
United Kingdom (continued)
NatWest Group Plc
6.62% (SOFR+1.25%),
03/01/28 $ 8,750 $ 8,804,612
NatWest Markets Plc 144A
6.13% (SOFR+0.76%),
09/29/26 2,750 2,746,977
6.26% (SOFR+0.90%),
05/17/27 14,463 14,502,166
6.50% (SOFR+1.14%),
05/17/29 11,650 11,700,718
6.82% (SOFR+1.45%),
03/22/25 2,605 2,621,783
Standard Chartered Plc 144A
6.30% (SOFR+0.93%),
11/23/25 2,400 2,401,577
6.53% (SOFR+1.17%),
05/14/28 13,083 13,117,981
7.11% (SOFR+1.74%),
03/30/26 3,818 3,843,315
7.30% (SOFR+1.93%),
07/06/27 20,100 20,488,331
7.39% (SOFR+2.03%),
02/08/28 8,501 8,705,139
UBS AG
6.30% (SOFR+0.93%),
09/11/25 3,000 3,019,406
182,171,320
United States : 56.5%
American Express Co.
6.01% (SOFR Compound
Index+0.65%), 11/04/26 4,555 4,564,323
6.12% (SOFR+0.76%),
02/13/26 2,750 2,760,663
6.12% (SOFR+0.75%),
04/23/27 10,000 10,015,680
6.30% (SOFR Compound
Index+0.93%), 03/04/25 2,620 2,629,707
6.30% (SOFR+0.93%),
07/26/28 2,000 2,004,110
6.34% (SOFR Compound
Index+0.97%), 07/28/27 4,564 4,584,864
6.36% (SOFR Compound
Index+1.00%), 02/16/28 9,350 9,394,394
6.72% (SOFR Compound
Index+1.35%), 10/30/26 2,725 2,753,505
American Honda Finance
Corp.
5.87% (SOFR+0.50%),
10/10/25 250 250,172
5.87% (SOFR+0.50%),
01/12/26 1,100 1,101,213
5.96% (SOFR+0.60%),
08/14/25 4,100 4,110,575
6.08% (SOFR+0.71%),
01/09/26 4,200 4,214,496
6.08% (SOFR+0.71%),
07/09/27 500 500,732
6.14% (SOFR+0.77%),
03/12/27 7,313 7,340,011

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
6.15% (SOFR Compound
Index+0.78%), 04/23/25 $ 2,500 $ 2,508,741
6.16% (SOFR Compound
Index+0.79%), 10/03/25 1,552 1,558,111
6.29% (SOFR+0.92%),
01/12/26 1,567 1,577,092
Athene Global Funding 144A
6.21% (SOFR Compound
Index+0.85%), 05/08/26 2,725 2,728,905
6.58% (SOFR Compound
Index+1.21%), 03/25/27 11,675 11,739,718
Bank of America Corp.
6.34% (SOFR+0.97%),
07/22/27 5,318 5,348,764
6.36% (Term SOFR USD 3
Month+1.03%), 02/05/26 4,442 4,457,048
6.36% (Term SOFR USD 3
Month+1.02%), 09/15/26 2,050 2,055,701
6.41% (SOFR+1.05%),
02/04/28 14,540 14,642,004
6.72% (SOFR+1.35%),
09/15/27 19,000 19,261,354
Bank of America NA
6.15% (SOFR+0.78%),
08/18/25 2,100 2,109,328
6.38% (SOFR+1.02%),
08/18/26 17,075 17,255,718
Bank of New York Mellon
Corp.
5.82% (SOFR+0.45%),
03/13/26 5,475 5,478,627
5.99% (SOFR+0.62%),
04/25/25 1,100 1,102,701
BMW US Capital LLC 144A
5.92% (SOFR Compound
Index+0.55%), 04/02/26 6,400 6,423,957
5.98% (SOFR Compound
Index+0.62%), 08/11/25 4,398 4,410,627
6.21% (SOFR Compound
Index+0.84%), 04/01/25 750 753,018
Bristol-Myers Squibb Co.
5.86% (SOFR+0.49%),
02/20/26 4,600 4,618,377
Caterpillar Financial Services
Corp.
5.82% (SOFR+0.46%),
08/11/25 1,825 1,830,151
5.83% (SOFR+0.46%),
02/27/26 5,475 5,492,871
5.88% (SOFR+0.52%),
05/14/27 † 11,650 11,683,259
5.89% (SOFR+0.52%),
06/13/25 2,495 2,502,235
Charles Schwab Corp.
5.88% (SOFR Compound
Index+0.52%), 05/13/26 4,558 4,559,286
6.42% (SOFR Compound
Index+1.05%), 03/03/27 14,540 14,641,554
Citibank NA
Par
(000’s) Value
United States (continued)
5.96% (SOFR Compound
Index+0.59%), 04/30/26 $ 2,750 $ 2,751,041
6.17% (SOFR+0.81%),
09/29/25 3,925 3,941,933
6.43% (SOFR Compound
Index+1.06%), 12/04/26 1,400 1,418,336
Citigroup, Inc.
6.14% (SOFR+0.77%),
06/09/27 7,663 7,659,365
6.15% (Term SOFR USD 3
Month+0.81%), 08/25/36 14,173 12,341,932
6.65% (SOFR+1.28%),
02/24/28 18,553 18,743,790
6.84% (Term SOFR USD 3
Month+1.51%), 07/01/26 16,000 16,166,268
Cooperatieve Rabobank UA
6.07% (SOFR Compound
Index+0.70%), 07/18/25 4,825 4,841,946
6.08% (SOFR Compound
Index+0.71%), 01/09/26 3,975 3,993,708
6.08% (SOFR Compound
Index+0.71%), 03/05/27 17,275 17,337,741
6.27% (SOFR Compound
Index+0.90%), 10/05/26 1,300 1,309,466
Corebridge Global Funding
144A
6.67% (SOFR+1.30%),
09/25/26 3,675 3,707,820
Daimler Truck Finance North
America LLC 144A
6.33% (SOFR+0.96%),
09/25/27 10,225 10,255,702
Deutsche Bank AG
6.58% (SOFR+1.22%),
11/16/27 8,700 8,684,165
Ford Motor Credit Co. LLC
8.32% (SOFR+2.95%),
03/06/26 2,775 2,863,017
GA Global Funding Trust
144A
6.73% (SOFR+1.36%),
04/11/25 1,605 1,614,241
General Electric Co.
5.97% (Term SOFR USD 3
Month+0.64%), 05/05/26 8,171 8,206,405
General Motors Financial
Co., Inc.
6.41% (SOFR+1.04%),
02/26/27 5,547 5,568,846
6.43% (SOFR Compound
Index+1.05%), 07/15/27 10,750 10,757,594
6.67% (SOFR Compound
Index+1.30%), 04/07/25 1,490 1,498,764
6.71% (SOFR Compound
Index+1.35%), 05/08/27 14,200 14,336,639
Georgia Power Co.
6.11% (SOFR Compound
Index+0.75%), 05/08/25 3,687 3,700,975
Glencore Funding LLC 144A

Par
(000’s) Value
United States (continued)
6.43% (SOFR Compound
Index+1.06%), 04/04/27 $ 10,225 $ 10,248,789
Goldman Sachs Bank USA
6.12% (SOFR+0.75%),
05/21/27 24,770 24,789,412
6.14% (SOFR+0.77%),
03/18/27 31,400 31,409,530
Goldman Sachs Group, Inc.
6.16% (SOFR+0.79%),
12/09/26 2,430 2,434,408
6.18% (SOFR+0.81%),
03/09/27 10,591 10,596,029
6.19% (SOFR+0.82%),
09/10/27 8,172 8,181,939
6.29% (SOFR+0.92%),
10/21/27 2,271 2,280,667
6.43% (SOFR+1.06%),
08/10/26 6,200 6,221,032
6.49% (SOFR+1.12%),
02/24/28 6,829 6,883,020
6.75% (Term SOFR USD 3
Month+1.43%), 05/15/26 14,331 14,420,625
7.22% (SOFR+1.85%),
03/15/28 8,750 8,950,445
7.28% (Term SOFR USD 3
Month+2.01%), 10/28/27 28,549 29,342,607
Hartford Financial Services
Group, Inc. 144A
7.71% (Term SOFR USD 3
Month+2.39%), 02/12/47 14,483 13,052,316
HSBC USA, Inc.
6.33% (SOFR+0.96%),
03/04/27 14,525 14,631,898
Hyundai Capital America
144A
6.41% (SOFR+1.04%),
03/19/27 11,650 11,739,385
6.51% (SOFR+1.15%),
08/04/25 2,550 2,562,983
6.68% (SOFR+1.32%),
11/03/25 1,495 1,506,279
6.87% (SOFR+1.50%),
01/08/27 2,750 2,792,347
John Deere Capital Corp.
5.81% (SOFR+0.44%),
03/06/26 6,825 6,842,462
5.85% (SOFR+0.48%),
10/22/25 2,100 2,104,044
5.87% (SOFR+0.50%),
07/03/25 2,602 2,606,236
5.93% (SOFR+0.56%),
03/07/25 1,475 1,478,527
5.94% (SOFR+0.57%),
03/03/26 2,737 2,746,866
5.97% (SOFR+0.60%),
04/19/27 9,475 9,506,484
6.16% (SOFR Compound
Index+0.79%), 06/08/26 2,737 2,758,897
JPMorgan Chase & Co.
Par
(000’s) Value
United States (continued)
5.97% (SOFR+0.60%),
12/10/25 $ 2,100 $ 2,107,720
6.13% (SOFR+0.77%),
09/22/27 12,525 12,547,191
6.25% (SOFR+0.89%),
04/22/27 † 13,402 13,463,236
6.29% (SOFR+0.92%),
02/24/26 † 8,000 8,025,679
6.29% (SOFR+0.92%),
04/22/28 11,297 11,346,935
6.30% (SOFR+0.93%),
07/22/28 500 500,975
6.55% (SOFR+1.18%),
02/24/28 32,233 32,623,852
6.57% (SOFR+1.20%),
01/23/28 14,750 14,923,563
6.58% (Term SOFR USD 3
Month+1.26%), 05/15/47 10,350 9,488,765
6.69% (SOFR+1.32%),
04/26/26 5,727 5,765,860
JPMorgan Chase Bank NA
5.99% (SOFR+0.62%),
04/29/26 2,750 2,762,431
6.37% (SOFR+1.00%),
12/08/26 9,100 9,211,454
Keurig Dr Pepper, Inc.
6.25% (SOFR Compound
Index+0.88%), 03/15/27 10,225 10,295,514
MassMutual Global Funding
II 144A
6.11% (SOFR+0.74%),
04/09/27 10,185 10,204,534
6.14% (SOFR+0.77%),
01/29/27 8,725 8,747,042
6.24% (SOFR+0.87%),
03/21/25 1,450 1,455,348
6.35% (SOFR+0.98%),
07/10/26 4,575 4,614,502
Mercedes-Benz Finance
North America LLC 144A
5.94% (SOFR+0.57%),
08/01/25 750 751,363
6.04% (SOFR+0.67%),
01/09/26 4,650 4,665,404
6.30% (SOFR+0.93%),
03/30/25 1,597 1,604,664
Metropolitan Life Global
Funding I 144A
5.94% (SOFR Compound
Index+0.57%), 04/09/26 850 850,657
6.07% (SOFR Compound
Index+0.70%), 06/11/27 10,200 10,221,378
6.28% (SOFR Compound
Index+0.91%), 03/21/25 3,250 3,263,881
Morgan Stanley
6.32% (SOFR+0.95%),
02/18/26 8,809 8,833,978
Morgan Stanley Bank NA

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
6.15% (SOFR+0.78%),
07/16/25 $ 4,350 $ 4,368,789
6.23% (SOFR+0.86%),
05/26/28 14,250 14,273,707
6.30% (SOFR+0.94%),
07/14/28 500 501,350
6.45% (SOFR+1.08%),
01/14/28 13,100 13,199,266
6.53% (SOFR+1.17%),
10/30/26 † 5,050 5,108,830
National Rural Utilities
Cooperative Finance Corp.
6.06% (SOFR+0.70%),
05/07/25 1,550 1,556,758
6.16% (SOFR+0.80%),
02/05/27 8,775 8,812,370
New York Life Global
Funding 144A
5.85% (SOFR+0.48%),
06/09/26 1,950 1,954,687
5.95% (SOFR Compound
Index+0.58%), 01/16/26 6,800 6,828,642
5.98% (SOFR Compound
Index+0.61%), 04/21/25 4,500 4,510,757
6.04% (SOFR+0.67%),
04/02/27 16,900 16,976,612
6.07% (SOFR+0.70%),
06/13/25 1,418 1,423,656
6.30% (SOFR Compound
Index+0.93%), 04/02/26 1,900 1,919,745
NextEra Energy Capital
Holdings, Inc.
6.13% (SOFR Compound
Index+0.76%), 01/29/26 5,500 5,523,783
Northwestern Mutual Global
Funding 144A
6.07% (SOFR+0.70%),
06/13/25 1,875 1,881,021
Pacific Life Global Funding
II 144A
5.97% (SOFR+0.60%),
03/27/26 2,650 2,653,222
5.99% (SOFR+0.62%),
06/04/26 1,125 1,126,634
6.17% (SOFR Compound
Index+0.80%), 03/30/25 1,475 1,479,861
6.21% (SOFR+0.85%),
02/05/27 17,625 17,684,921
6.23% (SOFR Compound
Index+0.86%), 06/16/25 1,850 1,858,757
6.42% (SOFR Compound
Index+1.05%), 07/28/26 1,350 1,363,005
PepsiCo, Inc.
5.76% (SOFR Compound
Index+0.40%), 02/13/26 † 4,500 4,513,399
Pinnacle West Capital Corp.
6.19% (SOFR+0.82%),
06/10/26 3,225 3,225,447
Par
(000’s) Value
United States (continued)
Principal Life Global Funding
II 144A
6.27% (SOFR+0.90%),
08/28/25 $ 1,600 $ 1,607,130
Protective Life Global
Funding 144A
6.07% (SOFR+0.70%),
04/10/26 2,750 2,755,190
6.35% (SOFR+0.98%),
03/28/25 2,250 2,260,049
Public Storage Operating Co.
5.97% (SOFR Compound
Index+0.60%), 07/25/25 † 2,110 2,117,351
6.07% (SOFR Compound
Index+0.70%), 04/16/27 20,375 20,445,470
Roche Holdings, Inc. 144A
5.93% (SOFR+0.56%),
03/10/25 4,882 4,894,278
6.10% (SOFR+0.74%),
11/13/26 † 1,750 1,764,883
State Street Corp.
6.21% (SOFR Compound
Index+0.84%), 08/03/26 2,771 2,785,427
Toyota Motor Credit Corp.
5.81% (SOFR+0.45%),
05/15/26 † 2,026 2,028,260
5.93% (SOFR+0.60%),
06/09/25 3,675 3,683,715
6.02% (SOFR+0.65%),
09/11/25 1,300 1,304,456
6.02% (SOFR+0.65%),
01/05/26 8,550 8,587,707
6.02% (SOFR+0.65%),
03/19/27 † 12,300 12,353,134
6.25% (SOFR Compound
Index+0.89%), 05/18/26 † 2,439 2,459,351
UBS AG
6.63% (SOFR Compound
Index+1.26%), 02/21/25 1,050 1,054,992
Verizon Communications,
Inc.
6.16% (SOFR Compound
Index+0.79%), 03/20/26 4,176 4,222,994
6.68% (Term SOFR USD 3
Month+1.36%), 05/15/25 4,662 4,700,435
Volkswagen Group of
America Finance LLC 144A
6.20% (SOFR+0.83%),
03/20/26 5,925 5,956,012
6.30% (SOFR+0.93%),
09/12/25 2,625 2,639,739
Wells Fargo & Co.
6.44% (SOFR+1.07%),
04/22/28 28,650 28,824,980
6.69% (SOFR+1.32%),
04/25/26 8,375 8,445,520
Wells Fargo Bank NA
6.08% (SOFR+0.71%),
01/15/26 2,370 2,379,285

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
6.17% (SOFR+0.80%),
08/01/25 $ 1,900 $ 1,907,781
6.42% (SOFR+1.06%),
08/07/26 1,125 1,137,846
6.44% (SOFR+1.07%),
12/11/26 5,925 5,997,963
1,044,085,606
Total Floating Rate Notes
(Cost: $1,816,744,072) 1,823,547,698
Total Investments: 98.7%
(Cost: $1,816,744,072) 1,823,547,698
Other assets less liabilities: 1.3% 23,177,023
NET ASSETS: 100.0% $ 1,846,724,721
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $6,671,304.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $632,668,931, or 34.3% of net assets.